Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
The Company’s net deferred tax assets is as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets	(As Restated)
Net operating loss carryforward	$43,286	$791
Unrealized gain on marketable securities	(3,397)	—
Total deferred tax assets	39,889	791
Valuation Allowance	(39,889)	(791)
Deferred tax assets, net of allowance	$—	$—

Schedule of income tax provision
The income tax provision consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$—	$—
Deferred	(30,431)	(791)

State and Local
Current	—	—
Deferred	(8,667)	—

Change in valuation allowance	39,098	791

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
	(As Restated)
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.0%	0.0%
Change in valuation of warrant liability	(23.8)%	0.0%
Transaction costs allocable to warrant liability	(2.7)%	0.0%
Valuation allowance	(0.5)%	(21.0)%
Income tax provision	0.0%	0.0%